EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectus and statement of additional information dated March 1, 2004 with respect to the following series of the Registrant, do not differ materially from those contained in
Post-Effective Amendment No. 93 ("Amendment No. 93") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 93 was filed electronically with the Commission (Accession No. 0000940394-04-000164) on February 24, 2004.

                          Eaton Vance High Income Fund







                                           EATON VANCE MUTUAL FUNDS TRUST


                                           By: /s/ Alan R. Dynner
                                               -------------------------------
                                                Alan R. Dynner, Esq.
                                                Secretary


Dated:  March 1, 2004